As filed with the Securities and Exchange Commission on April 28, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22428

Cushing MLP Funds Trust
(Exact name of registrant as specified in charter)

8117 Preston Road Suite 440
Dallas, TX 75225
(Address of principal executive offices) (Zip code)

Jerry V. Swank
8117 Preston Road Suite 440
Dallas, TX 75225
(Name and address of agent for service)

214-692-6334
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2011

Item 1. Schedule of Investments.

The Cushing MLP Premier Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	February 28, 2011

	Shares	Fair Value
Master Limited Partnerships and Related Companies - 93.0% (1)
Coal - 8.4% (1)
United States - 8.4% (1)
Alliance Resource Partners, L.P.	5,800	$447,992
Oxford Resource Partners, L.P.	21,300	541,020
Penn Virginia GP Holdings, L.P.	23,800	633,080
		1,622,092
Crude/Natural Gas Production - 10.2% (1)
United States - 10.2% (1)
Breitburn Energy Partners, L.P.	27,000	600,480
Legacy Reserves, L.P.	18,800	583,740
Linn Energy, LLC	20,500	796,015
		1,980,235
Crude/Refined Products Pipelines and Storage - 22.6% (1)
United States - 22.6% (1)
Buckeye Partners, L.P.	9,600	622,272
Enbridge Energy Partners, L.P.	12,200	817,888
Genesis Energy, L.P.	27,600	805,368
Kinder Morgan Energy Partners, L.P.	8,500	626,025
Magellan Midstream Partners, L.P.	8,900	537,916
Plains All American Pipeline, L.P.	8,200	536,854
Sunoco Logistics Partners, L.P.	5,000	442,450
		4,388,773
Natural Gas/Natural Gas Liquid Pipelines and Storage - 21.0% (1)
United States - 21.0% (1)
Duncan Energy Partners, L.P.	2,500	101,825
El Paso Pipeline Partners, L.P.	12,300	463,710
Energy Transfer Equity, L.P.	9,700	389,843
Energy Transfer Partners, L.P.	11,400	625,062
Enterprise Products Partners, L.P.	12,300	536,280
ONEOK Partners, L.P.	5,300	440,695
Spectra Energy Partners, L.P.	13,000	427,310
TC Pipelines, L.P.	8,600	466,636
Williams Partners, L.P.	12,000	622,320
		4,073,681
Natural Gas Gathering/Processing - 21.9% (1)
United States - 21.9% (1)
Chesapeake Midstream Partners, L.P.	13,300	346,332
Crosstex Energy, L.P.	50,600	860,200
DCP Midstream Partners, L.P.	15,200	642,352

MarkWest Energy Partners, L.P.	11,900	534,310
Regency Energy Partners, L.P.	22,500	624,825
Targa Resources Partners, L.P.	22,500	770,625
Western Gas Partners LP	12,900	467,496
		4,246,140
Propane - 3.3% (1)
United States - 3.3% (1)
Inergy, L.P.	15,400	638,792

Shipping - 5.6% (1)
Republic of the Marshall Islands - 5.6% (1)
Capital Product Partners, L.P.	54,900	533,628
Navios Maritime Partners, L.P.	27,800	552,108
		1,085,736

Total Master Limited Partnerships and Related Companies (Cost $17,235,478)		$18,035,449

Short-Term Investments - Investment Companies - 29.5% (1)
United States - 29.5% (1)
AIM Short-Term Treasury Portfolio Fund - Institutional Class, 0.02% (2)	1,142,961	$1,142,961
Fidelity Government Portfolio Fund - Institutional Class, 0.01% (2)	1,142,961	1,142,961
Fidelity Money Market Portfolio - Institutional Class, 0.21% (2)	1,142,961	1,142,961
First American Government Obligations Fund - Class Z, 0.01% (2)	1,142,960	1,142,960
First American Treasury Obligations Fund - Class Z, 0.00% (2)	1,142,960	1,142,960
Total Short-Term Investments (Cost $5,714,803)		$5,714,803

Total Investments - 122.5% (1) (Cost $22,950,281)		$23,750,252
Liabilites in Excess of Other Assets - (22.5)% (1)		(4,361,690)
Total Net Assets Applicable to Common Stockholders - 100.0% (1)		$19,388,562

(1) Calculated as a percentage of net assets applicable to common stockholders.
(2) Rate reported is the current yield as of February 28, 2011.

Tax Basis

The cost basis of investments for federal income tax purposes at February 28, 2011 was as follows:

Cost of investments                                                             $22,950,281
Gross unrealized appreciation                                                   870,032
Gross unrealized depreciation                                                  (70,061)
Net unrealized appreciation                                                    $799,971

Fair Value Measurements

Various inputs that are used in determining the fair value of the Cushing MLP Premier Fund’s (the “Fund”) investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	February 28, 2011	(Level 1)	(Level 2)	(Level 3)
Equity Securities
Master Limited Partnerships and Related Companies (a)	$ 18,035,449	$ 18,035,449	$ -	$ -
Total Equity Securities	18,035,449	18,035,449	-	-
Other
Short-Term Investments	5,714,803	5,714,803	-	-
Total Other	5,714,803	5,714,803	-	-
Total	$ 23,750,252	$ 23,750,252	$ -	$ -

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the fiscal quarter ended February 28, 2011.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Cushing MLP Funds Trust

By (Signature and Title)              /s/ Jerry V. Swank
Jerry V. Swank, President

Date      April 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)              /s/ Jerry V. Swank
Jerry V. Swank, President

Date      April 27, 2011

By (Signature and Title)              /s/ John H. Alban
John H. Alban, Treasurer

Date      April 27, 2011